STOCK OPTIONS AND WARRANTS - Changes in options outstanding and related prices (Details 5) (USD $)		0 Months Ended	1 Months Ended										0 Months Ended		9 Months Ended	12 Months Ended						12 Months Ended				12 Months Ended
	Sep. 30, 2012	Oct. 14, 2013 Stock Options	Oct. 17, 2013 Stock Options	Sep. 30, 2012 Stock Options	Mar. 16, 2012 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Nov. 30, 2011 Stock Options	Aug. 02, 2011 Stock Options	Jul. 11, 2011 Stock Options	Jan. 04, 2011 Stock Options	Dec. 13, 2010 Stock Options	Jul. 02, 2013 Stock Options Incentive Stock Plan 2005	May 12, 2012 Stock Options Incentive Stock Plan 2005	Jun. 30, 2014 Stock Options Incentive Stock Plan 2005	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005	Oct. 01, 2012 Stock Options Incentive Stock Plan 2005	Oct. 01, 2011 Stock Options Incentive Stock Plan 2005	Sep. 30, 2010 Stock Options Incentive Stock Plan 2005	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.0500	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.0585	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise price $0.0585	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise price $0.0585	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.0600	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.0650	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.0680	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.0700	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.0900	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.1100	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.1799	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.1930	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.2000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 0.0886	$ 0.0886										$ 0.193	$ 0.20	$ 0.1003	$ 0.181	$ 0.067	$ 0.060				$ 0.0500	$ 0.0585			$ 0.0600	$ 0.0650	$ 0.0680	$ 0.0700	$ 0.0900	$ 0.1100	$ 0.1799	$ 0.1930	$ 0.2000
Employee stock options outstanding (in shares)	125,208,825			125,208,825											194,729,972	121,454,192	125,208,825	120,650,000	125,208,825	120,650,000	66,900,000	24,000,000	50,000,000		50,000,000	30,000,000	634,825	4,770,000	2,850,000	1,500,000	5,400,000	2,099,367	100,000	100,000
Weighted Average Remaining Contractual Life of Options Outstanding (Years)																3 years 2 months 23 days		3 years 11 months 8 days				1 year 7 months 24 days	4 years 9 months 15 days	5 years 9 months 14 days		1 year 9 months 4 days	3 years 2 months 5 days	3 years 2 months 1 day	1 year 8 months 1 day	2 years 11 months 1 day	4 years 8 months 16 days	4 years 2 months 1 day	4 years 9 months	4 years 7 months 17 days
Weighted Average Exercise Price of Options Outstanding					$ 0.06	$ 0.07	$ 0.065	$ 0.068	$ 0.07	$ 0.0585	$ 0.08	$ 0.07			$ 0.0769	$ 0.0630	$ 0.060	$ 0.060	$ 0.060	$ 0.060	$ 0.060	$ 0.0500	$ 0.0585		$ 0.0585	$ 0.0600	$ 0.0650	$ 0.0680	$ 0.0700	$ 0.0900	$ 0.1100	$ 0.1799	$ 0.1930	$ 0.2000
Number Exercisable																118,204,825	97,196,325					24,000,000	50,000,000		31,250,000	30,000,000	634,825	4,770,000	1,900,000	1,500,000	5,400,000
Weighted Average Exercise Price																$ 0.0605	$ 0.06					$ 0.0500	$ 0.0585		$ 0.0585	$ 0.0600	$ 0.0650	$ 0.0680	$ 0.0700	$ 0.0900	$ 0.1100